UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [   ];      Amendment Number: ___
This Amendment (Check only one.):      [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   Morton H. Sachs & Company, DBA The Sachs Company
        Address: 1346 South Third Street
        Louisville, Kentucky  40208

Form 13F File Number:    28-1718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. Nicholas Sachs
Title:   President
Phone:   (502) 636-5282

Signature, Place, and Date of Signing:

\S\                            Louisville, Kentucky       October 30, 2000
-----------------------        --------------------       ----------------
[Signature]                    [City, State]              [Date]

Report Type       (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28- _________________      ____________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      140

Form 13F Information Table Value Total:    $ 134,081
                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

                  28-1718
                                                -------------------------
         [Repeat as necessary.]



                           Form 13F INFORMATION TABLE

  NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
    --------------                  --------------     -----      --------    -------  --- ---- ------- -------- ---- ------ ----

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                                THE SACHS COMPANY
                                                                                      FORM 13F

                               CUSIP         Market                       Investment Descretion    Voting Authority
                                                                          --------------------- ------------------------
 Name of Issuer                Number         Value            Shares      (a)  (b)  (C)Other   (a)  (b)  (C) Other
                                                                          Sole Shared Manager  Sole Shared   Manager

AT&T CORP                    001957109         $ 914,826        31,143      X                               31,143
ABBOTT LABORATORIES          002824100           780,025        16,400      X                               16,400
ABIOMED INC                  003654100         1,658,844        48,700      X                               48,700
AEGON NV                     007924103           869,430        23,419      X                               23,419
AIR PRODUCTS & CHEMIC        009158106           260,928         7,248      X                                7,248
AMERICAN EXPRESS CO          025816109         2,818,800        46,400      X                               46,400
ANALOG DEVICES INC           032654105         1,241,250        15,000      X                               15,000
AREA BANCSHARES CORP         039872106           327,044        14,740      X                               14,740
ARVINMERITOR, INC.           043353101           345,156        23,500      X                               23,500
AT HOME CORP                 045919107         1,403,248        99,345      X                               99,345
BANK OF AMERICA              060505104           495,048         9,452      X                                9,452
BANK ONE CORP                06423A103         1,805,190        47,427      X                               47,427
BARCLAYS BK PLC ADR E        06738C836           731,672        30,250      X                               30,250
BARCLAYS BK PLC PFD D        06738C802           258,787        10,050      X                               10,050
BARNES & NOBLE INC           067774109         2,606,625       132,400      X                              132,400
BARPOINT COM INC COM         068296102            34,062        10,000      X                               10,000
BELLSOUTH CORP               079860102           948,672        23,424      X                               23,424
BP AMOCO LP ADR              055622104           862,310        16,270      X                               16,270
BRISTOL MYERS SQUIBB         110122108         1,052,710        18,308      X                               18,308
BUDGET GROUP INC             119003101           551,025       142,200      X                              142,200
BUTLER INTL INC NEW          123649105         1,193,187       224,600      X                              224,600
CALIFORNIA WTR SVC GR        130788102           280,875        10,500      X                               10,500
CAPITAL ONE FINANCIAL        14040H105         1,848,599        26,385      X                               26,385
CBRL GROUP INC               12489V106           287,500        20,000      X                               20,000
CHASE MANHATTAN CORP         16161A108           530,232        11,480      X                               11,480
CHEVRON CORP                 166751107         1,314,640        15,421      X                               15,421
CHIEF CONSOLIDATED MNG       168628105            73,125        26,000      X                               26,000
CHIRON CORP COM              170040109           603,000        13,400      X                               13,400
CHURCHILL DOWNS INC          171484108           458,867        17,734      X                               17,734
CINERGY CORP                 172474108           491,268        14,850      X                               14,850
CIRCUIT CITY STORES I        172737108           202,400         8,800      X                                8,800
CISCO SYSTEMS INC            17275R102           397,800         7,200      X                                7,200
CITIGROUP INC                172967101           957,339        17,708      X                               17,708
COCA COLA CO                 191216100           630,685        11,441      X                               11,441
COMCAST CORP CL A SPL        200300200         1,207,656        29,500      X                               29,500
COMPAQ COMPUTER CORP         204493100         1,254,224        45,575      X                               45,575
COMPASS BANCSHARES IN        20449H109         1,901,250        97,500      X                               97,500
DISNEY, WALT CO              254687106           459,000        12,000      X                               12,000
DPL INC                      233293109           288,727         9,700      X                                9,700
EARTHLINK COM                270321102           365,000        40,000      X                               40,000
ENTREMED INC                 29382F103           886,425        31,800      X                               31,800
EQUITY INNS INC              294703103            66,250        10,000      X                               10,000
EXXON MOBIL CORPORATI        30231G102         3,822,090        42,894      X                               42,894
FELCOR LODGING TR INC        31430F101         1,977,188        85,500      X                               85,500
FIFTH THIRD BANCORP          316773100           373,892         6,940      X                                6,940
FIRST TENN NATL CORP         337162101         1,244,912        61,100      X                               61,100
FIRST UNION CORP             337358105           450,593        13,999      X                               13,999
FIRSTAR CORP                 33763V109         1,229,887        54,967      X                               54,967
FORD MTR CO DEL COM P        345370860           204,918         8,036      X                                8,036
FOREST LABORATORIES I        345838106           917,500         8,000      X                                8,000
FORTUNE BRANDS INC           349631101           282,649        10,666      X                               10,666
FOUNDATION HEALTH SYS        350404109         2,603,475       156,600      X                              156,600
GENERAL ELECTRIC CO          369604103         3,095,628        53,546      X                               53,546
GENZYME CORP COM-GEN         372917104         1,077,363        15,800      X                               15,800
GOLDEN ST VINTNERS IN        38121K208         1,904,375       277,000      X                              277,000
GREY GLOBAL GROUP INC        39787M108         3,532,753         5,700      X                                5,700
HEWLETT PACKARD CO           428236103           303,225         3,110      X                                3,110
HILTON HOTELS CORP CO        432848109         4,339,016       375,250      X                              375,250
HSBC BANK PLC                44328M609           735,863        27,900      X                               27,900
IMCLONE SYSTEMS INC          45245W109           409,719         7,000      X                                7,000
IMMUCOR INC                  452526106            51,000        17,000      X                               17,000
INTEL CORP                   458140100         1,071,606        25,783      X                               25,783
INTERNATIONAL BUSINES        459200101         2,632,497        23,374      X                               23,374
JOHNSON & JOHNSON            478160104           356,962         3,800      X                                3,800
KAMAN CORP CL A              483548103           138,875        11,000      X                               11,000
KERR MCGEE CORP CVT 7.5%     492386AL1           950,831       969,000      X                              969,000
KROGER CO                    501044101           802,052        35,548      X                               35,548
LEGG MASON INC               524901105           348,750         6,000      X                                6,000
LIBERTY FINL COS INC         530512102           364,250        15,500      X                               15,500
LIMITED INC                  532716107           225,037        10,200      X                               10,200
LTC PPTYS INC COM            502175102           325,500        93,000      X                               93,000
LUCENT TECHNOLOGIES I        549463107           657,153        21,546      X                               21,546
MCKESSON HBOC INC            58155Q103           721,275        23,600      X                               23,600
MEDFORD BANCORP INC          584131106           170,925        10,600      X                               10,600
MEDITRUST PAIRED CTF         58501T306            88,125        30,000      X                               30,000
MERCK & CO INC               589331107           308,022         4,138      X                                4,138
MICROSOFT CORP               594918104           227,981         3,780      X                                3,780
MIDLAND CO                   597486109           238,500         9,000      X                                9,000
MOTOROLA INC                 620076109           301,637        10,225      X                               10,225
NATIONAL CITY CORP           635405103         2,064,832        93,856      X                               93,856
NEW FOCUS INC COM            644383101           237,187         3,000      X                                3,000
NORTH FORK BANCORP IN        659424105         2,687,987       124,300      X                              124,300
NORTHWEST AIRLINES CO        667280101           270,188        11,000      X                               11,000
NOVARTIS AG SPONSORE         66987V109         1,891,819        48,900      X                               48,900
NOVELL INC COM               670006105         2,161,406       217,500      X                              217,500
OHIO CASUALITY CORP          677240103           773,937       122,000      X                              122,000
OMEGA HEALTHCARE INVS        681936100           414,562        67,000      X                               67,000
ONLINE RES & COMMUNIC        68273G101           146,250        39,000      X                               39,000
OXFORD HEALTH PLANS I        691471106           799,094        26,000      X                               26,000
PACIFIC NORTHWEST BAN        69466M103           454,106        35,100      X                               35,100
PACIFICARE HLTH SYS I        695112102           696,250        20,000      X                               20,000
PAINE WEBBER GROUP IN        695629105           206,625         3,000      X                                3,000
PAPA JOHNS INTL INC C        698813102           498,744        19,900      X                               19,900
PAYCHEX INC                  704326107         2,920,260        55,624      X                               55,624
PFIZER INC                   717081103         2,937,094        65,385      X                               65,385
PHILADELPHIA SUBURBAN        718009608           479,610        20,684      X                               20,684
PHILIP MORRIS COS INC        718154107           657,928        22,350      X                               22,350
PHILLIPS PETROLEUM CO        718507106           389,050         6,200      X                                6,200
PNC FINANCIAL CORP           693475105         2,583,425        39,745      X                               39,745
PROCTER & GAMBLE COMP        742718109         1,632,053        24,359      X                               24,359
PROVIDENT FINANCIAL G        743866105           281,266         9,575      X                                9,575
PROVIDIAN FINANCIAL C        74406A102         1,619,885        12,755      X                               12,755
PTEK HLDGS INC COM           69366M104            30,937        10,000      X                               10,000
PULASKI FINANCIAL COR        745548107           246,875        25,000      X                               25,000
QUALCOMM INC                 747525103         5,017,425        70,420      X                               70,420
REGIS CORP                   758932107         3,172,050       211,470      X                              211,470
RFS HOTEL INVESTORS I        74955J108         2,377,288       188,300      X                              188,300
ROYAL BK SCOTLAND GRO        780097887           220,000        10,000      X                               10,000
SARA LEE CORP                803111103           938,438        46,200      X                               46,200
SBC COMMUNICATIONS IN        78387G103           336,407         6,745      X                                6,745
SCHERING PLOUGH CORP         806605101           530,812        11,400      X                               11,400
SCHLUMBERGER LTD             806857108           214,013         2,600      X                                2,600
SCHWAB CHARLES CORP N        808513105           285,488         8,049      X                                8,049
SCICLONE PHARMACEUTIC        80862K104           483,937        44,500      X                               44,500
SENIOR HSG PPTYS TR S        81721M109           516,844        55,500      X                               55,500
SOUTHERN CO                  842587107           279,097         8,600      X                                8,600
SOUTHWEST GAS CORP           844895102           224,031        10,700      X                               10,700
STILWELL FINL INC COM        860831106           261,000         6,000      X                                6,000
SUNRISE ASSISTED LIVI        86768K106         3,198,906       147,500      X                              147,500
SYMBOL TECHNOLOGIES I        871508107           392,617        10,925      X                               10,925
SYSCO CORP                   871829107           592,800        12,800      X                               12,800
TBC CORP                     872180104            48,750        10,000      X                               10,000
TELEFONICA S A               879382208           302,537         5,090      X                                5,090
TEXAS INSTRUMENTS INC        882508104           497,438        10,500      X                               10,500
TEXAS REGL BANCSHARES        882673106           255,375         9,000      X                                9,000
T-NETIX INC                  872597109           169,763        50,300      X                               50,300
TRICO BANCSHARES             896095106         1,064,000        64,000      X                               64,000
TRICON GLOBAL RESTAUR        895953107           275,625         9,000      X                                9,000
TYCO INTERNATIONAL           902124106           267,052         5,148      X                                5,148
UNION PLANTERS CORP          908068109         1,606,838        48,600      X                               48,600
UNISYS CORP                  909214108           137,700        12,240      X                               12,240
UNOCAL CORP                  915289102         1,098,563        31,000      X                               31,000
UROMED CORP CVT 6            917274AA0           116,550       222,000      X                              222,000
VERIZON COMMUNICATION        92343V104         1,102,922        22,770      X                               22,770
WALGREEN COMPANY             931422109           267,459         7,050      X                                7,050
WAVE SYSTEMS CORP            943526103           515,900        30,800      X                               30,800
WEBSTER FINANCIAL COR        947890109         5,551,118       206,074      X                              206,074
WELLS FARGO & CO             949746101           429,516         9,350      X                                9,350
WORLDCOM INC                 98157D106           210,316         6,924      X                                6,924
WPP GROUP PLC                929309300           806,650        13,600      X                               13,600

                                          --------------    ----------                                   ---------
                                            $134,081,494     6,720,617                                   6,720,617
                                          ==============    ==========                                   =========